Schedule of Investments

ARK Space & Defense Innovation ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 40.8%
AeroVironment, Inc.*	229,580	$44,772,692
Airbus SE (France)	34,289	7,037,769
Archer Aviation, Inc., Class A*	5,791,617	33,243,882
BWX Technologies, Inc.	74,885	16,204,365
Elbit Systems Ltd. (Israel)	19,019	15,963,407
HEICO Corp.	46,944	12,671,124
Intuitive Machines, Inc.*	853,124	21,626,693
Kratos Defense & Security Solutions, Inc.*	771,660	48,653,163
L3Harris Technologies, Inc.	218,109	69,914,840
Lockheed Martin Corp.	14,671	7,599,138
Rocket Lab Corp.*	841,823	69,458,816
Thales SA (France)	62,071	17,039,584
Total Aerospace & Defense		364,185,473

Air Freight & Logistics - 1.4%
JD Logistics, Inc. (China)*(a)	6,270,472	12,088,621

Automobiles - 2.4%
Tesla, Inc.*	55,628	21,229,314

Broadline Retail - 4.2%
Amazon.com, Inc.*	142,628	37,804,978

Diversified Telecommunication - 3.6%
Iridium Communications, Inc.	814,555	31,824,664

Electrical Equipment - 1.2%
X-Energy, Inc., Class A*	345,701	10,969,093

Electronic Equipment, Instruments & Components - 1.3%
Teledyne Technologies, Inc.*	18,114	11,698,927

Health Care Providers & Services - 1.5%
Strata Critical Medical, Inc.*	2,704,413	13,576,153

Hotels, Restaurants & Leisure - 1.1%
DoorDash, Inc., Class A*	60,325	10,173,811

Household Durables - 1.6%
Garmin Ltd.	57,465	14,431,760

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	41,467	8,887,622

Interactive Media & Services - 4.0%
Alphabet, Inc., Class C	94,400	36,055,136

Machinery - 8.8%
Deere & Co.	88,652	52,293,155
Komatsu Ltd. (Japan)	619,065	25,928,327
Total Machinery		78,221,482

Passenger Airlines - 2.5%
Joby Aviation, Inc.*(b)	2,400,580	22,061,330

Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 16.7%
Advanced Micro Devices, Inc.*	154,595	$54,802,382
NVIDIA Corp.	106,362	21,226,664
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(c)	33,801	13,387,224
Teradyne, Inc.	172,702	59,317,956
Total Semiconductors & Semiconductor Equipment		148,734,226

Software - 7.8%
Palantir Technologies, Inc., Class A*	198,006	27,544,615
Synopsys, Inc.*	19,635	9,475,851
Trimble, Inc.*	490,048	32,990,031
Total Software		70,010,497
Total Common Stocks
(Cost $871,030,023)		891,953,087
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54%(d)
(Cost $1,251,804)	1,251,804	1,251,804
Total Investments–100.0%
(Cost $872,281,827)		893,204,891
Liabilities in Excess of Other Assets–(0.0)%(e)		(162,943)
Net Assets–100.0%		$893,041,948

*	Non-income producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $15,172,286; total market value of the collateral held by the fund was $14,650,584.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $14,650,584.
(c)	American Depositary Receipt
(d)	Rate shown represents annualized 7-day yield as of April 30, 2026.
(e)	Less than 0.05%

Schedule of Investments (Concluded)

ARK Space & Defense Innovation ETF

April 30, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026(a)
Exchange - Traded Fund — 0.0%
Equity Fund — 0.0%
The 3D Printing ETF ^
3,569,495	–	(3,701,977)	(2,721,356)	2,853,838	$–	23,703	–	–	–
$3,569,495	$–	$(3,701,977)	$(2,721,356)	$2,853,838	$–	$23,703	$–	–	$–

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2026.
^	As of April 30, 2026, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

ARK Space & Defense Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$891,953,087	$–	$–	$891,953,087
Money Market Fund	1,251,804	–	–	1,251,804
Total	$893,204,891	$–	$–	$893,204,891

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.